Summary of Significant Accounting Policies (Details Narrative) - TALENTEC SDN. BHD. [Member] - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2025
Gain from foreign currency transactions	$ 49,290	$ 1,160
Contract assets	3,380	4,351
Contract liabilities	475,697	432,912	181,847
Deferred costs	$ 317,761	$ 265,952	$ 67,013
Directly or indirectly controls voting power percentage			50.00%